SEGMENT INFORMATION - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues from external customers	$ 24,268	$ 20,876	$ 6,026
Less:
Cost of revenues	25,429	32,490	14,790
Research and development expenses	73,817	92,676	95,107
Sales and marketing expenses	7,474	8,777	10,300
General and administrative expenses	19,466	19,535	19,178
Financial income, net	7,328	9,790	6,802
Taxes on income	167	642	325
Segment loss	94,757	123,454	126,872
Other segment disclosures:
Depreciation and amortization expenses	7,786	9,192	7,472
Share-based compensation expenses	19,682	22,320	19,449
Interest income	5,107	6,227	2,487
Assets:
Segment assets	132,049	219,234	255,433
Expenditures for segment assets	$ 4,412	$ 6,579	$ 22,567